Suppliers and contractors (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Outstanding balance related to transactions	$ 1,438	$ 743
Receivables interest	$ 221	$ 202